Major Customers	12 Months Ended
Dec. 31, 2015
Text Block [Abstract]
Major Customers
MAJOR CUSTOMERS
In 2015, 2014, and 2013, purchases by Royal Dutch Shell plc and its subsidiaries accounted for 11 percent, 19 percent, and 24 percent, respectively, of the Company’s worldwide oil and gas production revenues.